N-4	Oct. 07, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Variable Account 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Oct. 07, 2026
Amendment Flag	false
RVS RAVA Apex Variable Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective after market close on or about October 9, 2026, LVIP American Century International Fund (Service Class) and (Standard Class II) will merge with and into LVIP MFS International Growth Fund (Service Class) and (Standard Class).Upon the Effective Date, the following description in the section “Appendix A: Investment Options Available Under the Contract” regarding LVIP American Century International Fund with respect to each prospectus listed above is hereby amended and replaced with the following:
Investing In	Investment Objective and Policies	Investment Adviser
LVIP MFS International Growth Fund	Seeks long-term capital appreciation.	Lincoln Financial Investments Corporation, adviser; Massachusetts Financial Services Company, subadviser.

RVS RAVA Apex Variable Annuity | LVIP MFS International Growth Fund Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser;
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company, subadviser.
RVS RAVA Apex Variable Annuity | LVIP MFS International Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser;
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company, subadviser.